Operating revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
January 1,	$ 342,777	$ 343,400
Deferred	2,900,434	3,009,076
Recognized in revenue during the year	(2,882,415)	(3,009,699)
December 31,	$ 360,796	$ 342,777